Goodwill and Acquired Intangible Assets	9 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Acquired Intangible Assets

14. Goodwill and Acquired Intangible Assets

The following is a rollforward of our goodwill balance (in thousands):

Goodwill
Balance as of March 31, 2016	$254
Goodwill acquired	5,151
Effect of foreign exchange rates	(35)
Balance as of December 31, 2016	$5,370

Purchased intangible assets consist of the following (in thousands):

	Weighted-
	Average	December 31, 2016
	Remaining	Gross		Net
	Useful Life	Carrying	Accumulated	Carrying
	(in years)	Value	Amortization	Value
Developed technology	10	$1,546	$19	$1,527
Customer relationships	7	108	2	106
		$1,654	$21	$1,633

The Company recorded amortization expense of $21 thousand for the three and nine month periods ended December 31, 2016. Amortization relating to developed technology is recorded within cost of revenue and amortization of customer relationships is recorded within sales and marketing expenses.

Future estimated amortization expense of acquired intangibles as of December 31, 2016 is as follows (in thousands):

Remainder of 2017	$43
2018	170
2019	170
2020	170
2021	170
Thereafter	910
Total	$1,633